Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($) yr $ / shares	Mar. 31, 2023 USD ($) yr $ / shares	Dec. 31, 2023 USD ($)
Weighted average assumptions [Abstract]
Expected volatility		87.00%
Award life (weighted average) | yr	6	6
Expected dividends	0.00%	0.00%
Other reserves within equity on consolidated statement | $	$ 4,293		$ 4,651
Expense for awards recognized | $	277	$ 551
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 4,400		$ 4,200
Employees [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 6.96	$ 9.66
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 5.8	$ 8.77
Expected volatility	87.00%
Risk-free interest rate	3.82%	3.63%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 8	$ 10.4
Expected volatility	88.00%
Risk-free interest rate	4.26%	4.22%